Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 97.1%
New York - 78.4%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/21-12/15/22	$6,135	$6,336,320
Battery Park City Authority
Series 2013A
5.00%, 11/01/22	4,325	4,864,890
Buffalo & Erie County Industrial Land Development Corp.
(Catholic Health System Obligated Group)
Series 2015
5.00%, 7/01/22-7/01/23	2,000	2,229,930
Build NYC Resource Corp.
(Metropolitan College of New York)
Series 2014
5.00%, 11/01/23-11/01/25	3,335	3,602,358
5.25%, 11/01/29	1,900	2,061,272
City of New York NY
Series 1993E-3
5.00%, 8/01/23	6,855	7,381,738
Series 2011A
5.00%, 8/01/26	14,275	15,362,755
Series 2011D-1
5.00%, 10/01/24	2,860	3,094,978
Series 2012I
5.00%, 8/01/22	2,320	2,579,121
Series 2013B
5.00%, 8/01/20	10,000	10,405,500
Series 2013E
5.00%, 8/01/20	1,730	1,800,152
Series 2013I
5.00%, 8/01/20	18,775	19,536,326
Series 20171
5.00%, 8/01/25	1,130	1,359,887
Series 2017C
5.00%, 8/01/23-8/01/24	5,870	6,883,622
Series 2018A
5.00%, 8/01/26	7,690	9,463,006
Series 2018E
5.00%, 8/01/24	6,335	7,467,191
Series 2019E
5.00%, 8/01/21	10,620	11,422,341
County of Monroe NY
Series 2015
5.00%, 6/01/21-6/01/22	10,660	11,558,006
BAM Series 2015
5.00%, 6/01/21-6/01/22	5,860	6,325,334
County of Nassau NY
Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,281,073
Series 2013A
5.00%, 4/01/20	2,405	2,471,643
Series 2014A
5.00%, 4/01/25	10,190	11,832,220
Series 2017C
5.00%, 10/01/26-10/01/27	22,095	27,488,258

	Principal Amount (000)	U.S. $ Value
Dutchess County Local Development Corp.
(Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/32	$4,890	$5,747,755
Erie County Fiscal Stability Authority
Series 2011C
5.00%, 12/01/23 (Pre-refunded/ETM)	5,925	6,470,930
Erie County Industrial Development Agency (The)
(Buffalo City School District)
Series 2011B
5.00%, 5/01/22	5,800	6,187,440
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/31-2/15/32	22,650	27,910,024
Jefferson County Industrial Development Agency
(ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20 (a)(b)	475	474,216
5.25%, 1/01/24 (a)(b)	1,250	1,241,125
Metropolitan Transportation Authority
5.00%, 11/15/28	4,020	5,083,531
Series 2010D
5.25%, 11/15/24 (Pre-refunded/ETM)	10,755	11,355,344
Series 2010G
5.00%, 11/15/21 (Pre-refunded/ETM)	9,305	9,792,861
5.25%, 11/15/22 (Pre-refunded/ETM)	5,000	5,279,100
5.25%, 11/15/23 (Pre-refunded/ETM)	20,075	21,195,586
5.25%, 11/15/26 (Pre-refunded/ETM)	8,805	9,296,495
Series 2011
5.00%, 11/15/24 (Pre-refunded/ETM) (b)	925	1,008,676
Series 2011C
5.00%, 11/15/24	1,965	2,122,082
Series 2011D
5.00%, 11/15/22 (Pre-refunded/ETM)	5,000	5,452,300
5.00%, 11/15/23 (Pre-refunded/ETM)	4,275	4,661,717
5.00%, 11/15/25 (Pre-refunded/ETM)	2,500	2,726,150
Series 2012F
5.00%, 11/15/22	3,470	3,881,056
Series 2016C
5.00%, 11/15/34	4,480	4,573,453
Series 2016D
5.00%, 11/15/27	1,210	1,478,681
Series 2017B
5.00%, 11/15/26-11/15/27	7,460	9,246,864
Series 2017C
5.00%, 11/15/25-11/15/31	71,305	87,917,471
Series 2018B
5.00%, 5/15/20	39,770	41,002,870
Metropolitan Transportation Authority
(Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/24	14,130	15,883,392
Series 2017A
5.00%, 11/15/31	2,025	2,492,735
Nassau County Local Economic Assistance Corp.
(Catholic Health Services of Long Island Obligated Group)
Series 2014

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/24	$4,550	$5,244,194
New York City Housing Development Corp.
Series 2013A
5.00%, 7/01/25	2,000	2,261,080
New York City Municipal Water Finance Authority
Series 2010FSeries 2010F
5.00%, 6/15/25 (Pre-refunded/ETM) (b)	14,930	15,477,334
Series 2010F
5.00%, 6/15/25	9,800	10,145,940
Series 2011HH
5.00%, 6/15/26	9,055	9,703,338
Series 2014D
5.00%, 6/15/22-6/15/29	14,350	16,116,267
Series 2015F
5.00%, 6/15/27-6/15/28	7,830	9,414,999
Series 2015G
5.00%, 6/15/28	11,465	13,741,032
Series 2018AA
5.00%, 6/15/24	8,280	9,747,878
Series 2019D
5.00%, 6/15/24-6/15/25	4,640	5,348,378
New York City Transitional Finance Authority Building Aid Revenue
(New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2011S-1A
5.00%, 7/15/25	4,420	4,759,986
Series 2012S
5.00%, 7/15/25	7,390	8,225,144
Series 2018S
5.00%, 7/15/31-7/15/32	18,040	22,530,088
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/20	3,770	3,956,427
Series 2011A-1
5.00%, 11/01/23	15,315	16,633,775
Series 2011B
5.00%, 2/01/20-2/01/24	15,135	15,882,526
Series 2011C
5.00%, 11/01/20	9,480	9,948,786
Series 2012B
5.00%, 11/01/23-11/01/24	10,805	12,094,231
Series 2012D
5.00%, 11/01/20-11/01/23	29,575	32,128,434
Series 2012E
5.00%, 2/01/21-2/01/26	11,600	12,503,034
Series 2014A
5.00%, 8/01/27-8/01/29	6,655	7,778,580
Series 2014C
5.00%, 11/01/26	6,345	7,395,415
Series 2014D-1
5.00%, 2/01/28-2/01/29	9,535	11,003,444
Series 2015C
5.00%, 11/01/20-11/01/26	23,000	27,123,550
Series 2016B
5.00%, 8/01/31	2,150	2,605,392
Series 2017

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/26	$4,175	$5,194,243
Series 2017A
5.00%, 8/01/21	1,740	1,874,833
Series 2017F
5.00%, 5/01/32	1,220	1,489,339
New York City Trust for Cultural Resources
(Lincoln Center for the Performing Arts, Inc.)
Series 2016A
5.00%, 12/01/26	7,175	8,902,883
New York City Trust for Cultural Resources
(Whitney Museum of American Art)
Series 2011
5.00%, 7/01/21	4,745	5,004,504
New York State Dormitory Authority
Series 2011A
5.00%, 7/01/24 (Pre-refunded/ETM)	3,125	3,364,469
Series 2012D
5.00%, 2/15/22 (Pre-refunded/ETM)(b)	1,290	1,415,311
5.00%, 2/15/23 (Pre-refunded/ETM)(b)	865	949,026
5.00%, 2/15/24 (Pre-refunded/ETM)(b)	815	894,169
5.00%, 2/15/25 (Pre-refunded/ETM)(b)	880	965,483
New York State Dormitory Authority
(Icahn School of Medicine at Mount Sinai)
Series 2010A
5.00%, 7/01/19	4,390	4,390,000
Series 2015A
5.00%, 7/01/22-7/01/26	6,415	7,418,513
New York State Dormitory Authority
(New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/22	6,050	6,063,250
New York State Dormitory Authority
(New York State Sales Tax)
Series 2015-2
5.00%, 3/15/22	29,830	32,824,037
Series 2015A
5.00%, 3/15/21-3/15/23	13,835	14,871,464
Series 2018E
5.00%, 3/15/29	5,155	6,679,901
New York State Dormitory Authority
(New York University)
Series 2015A
5.00%, 7/01/23	2,040	2,344,470
Series 2019A
5.00%, 7/01/32	2,975	3,831,681
New York State Dormitory Authority
(Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/23-12/01/26 (c)	4,600	5,316,830
New York State Dormitory Authority
(St. John’s University)
Series 2015A
5.00%, 7/01/24	1,130	1,317,105
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2012A

	Principal Amount (000)	U.S. $ Value
5.00%, 12/15/21	$5,905	$6,438,162
Series 2012B
5.00%, 3/15/22	3,905	4,290,345
Series 2012D
5.00%, 2/15/22-2/15/25	18,285	20,024,340
Series 2014A
5.00%, 2/15/28-2/15/29	13,825	15,985,112
Series 2014C
5.00%, 3/15/28-3/15/29	14,485	16,799,640
Series 2015B
5.00%, 2/15/23	1,160	1,311,914
Series 2015E
5.00%, 3/15/21-3/15/23	5,380	6,029,408
Series 2016D
5.00%, 2/15/21	5,970	6,329,693
AMBAC Series 2005B
5.50%, 3/15/23	5,000	5,753,250
New York State Environmental Facilities Corp.
(Casella Waste Systems, Inc.)
Series 2014
3.75%, 12/01/44 (c)	1,075	1,082,525
New York State Environmental Facilities Corp.
(New York City Municipal Water Finance Authority)
Series 2009A
5.25%, 6/15/24	7,300	7,322,484
New York State Environmental Facilities Corp.
(State of New York SRF)
Series 2015D
5.00%, 3/15/22-9/15/22	9,320	10,412,309
New York State Thruway Authority
(New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21-4/01/25	26,175	28,499,061
AMBAC Series 2005B
5.50%, 4/01/20	9,215	9,507,945
New York State Thruway Authority
(New York State Thruway Authority Gen Toll Road)
Series 2014
5.00%, 1/01/26-1/01/28	4,345	5,153,687
Series 2014J
5.00%, 1/01/26-1/01/27	33,900	39,049,140
Series 2018L
5.00%, 1/01/20	3,780	3,851,177
AGM Series 2012I
5.00%, 1/01/25	5,155	5,612,919
New York State Thruway Authority
(State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	5,425	5,666,250
New York State Urban Development Corp.
(State of New York Pers Income Tax)
Series 2016A
5.00%, 3/15/21-3/15/28	28,805	33,088,748
New York Transportation Development Corp.
(American Airlines, Inc.)
Series 2016

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/19-8/01/31	$32,020	$33,484,163
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/30	26,540	31,918,406
New York Transportation Development Corp.
(Terminal One Group Association LP)
Series 2015
5.00%, 1/01/21	3,690	3,869,260
Niagara Area Development Corp.
(Covanta Holding Corp.)
Series 2018B
3.50%, 11/01/24 (c)	3,400	3,507,610
Niagara Falls City School District
Series 2016
5.00%, 6/15/22-6/15/25	11,580	13,207,562
Port Authority of New York & New Jersey
Series 2011
5.00%, 9/15/24	2,000	2,118,080
Series 2011O
5.00%, 10/15/21	5,215	5,629,853
Series 2013-178
5.00%, 12/01/23	10,480	12,031,878
Series 2014
5.00%, 9/01/23-9/01/27	12,470	14,416,968
Series 2014-1
5.00%, 10/15/23	3,455	3,952,762
Series 2014-186
5.00%, 10/15/21-10/15/22	12,575	13,742,341
Series 2015E
5.00%, 10/15/22-10/15/26	16,390	19,181,013
Series 2017
5.00%, 10/15/28	6,925	8,518,650
Series 20182
5.00%, 9/15/27	9,310	11,641,596
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/25-10/15/26	13,140	15,593,735
Town of Oyster Bay NY
Series 2018
5.00%, 2/15/22-2/15/23	11,660	12,626,839
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 1/01/27 (Pre-refunded/ETM)	7,000	7,667,030
Series 2012B
5.00%, 11/15/21-11/15/23	25,760	28,691,230
Series 2013A
5.00%, 11/15/28	5,000	5,664,750
Series 2013B
5.00%, 11/15/20-11/15/22	10,970	12,099,164
Series 2016A
5.00%, 11/15/24	8,120	9,699,665
Troy Capital Resource Corp.
(Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/21	1,000	1,040,830
TSASC, Inc./NY
Series 2017A

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/20-6/01/23	$3,000	$3,234,180
Utility Debt Securitization Authority
Series 2013T
5.00%, 6/15/26-12/15/29	34,825	40,256,446

		1,427,172,658

Alabama - 1.1%
Black Belt Energy Gas District
(Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 12/01/48	5,935	6,414,370
Southeast Alabama Gas Supply District (The)
(Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	10,000	10,842,800
Tuscaloosa County Industrial Development Authority
(Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (b)(c)	2,630	2,837,954

		20,095,124

American Samoa - 0.1%
American Samoa Economic Development Authority
(Territory of American Samoa)
6.50%, 9/01/28 (c)	1,055	1,144,791

Arizona - 0.1%
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (b)(c)	2,400	2,426,136

California - 0.2%
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	3,210	3,249,483

Colorado - 0.1%
City & County of Denver CO
(United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	2,425	2,636,678

Connecticut - 1.5%
State of Connecticut
Series 2018B
5.00%, 4/15/25	14,565	17,172,572
Series 2018C
5.00%, 6/15/27	4,690	5,742,436
Series 2018F
5.00%, 9/15/27	4,025	4,949,985

		27,864,993

District of Columbia - 0.1%
Metropolitan Washington Airports Authority
Series 2010B

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/21	$1,500	$1,570,875

Florida - 0.4%
Florida Development Finance Corp.
(Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (b)(c)	2,705	2,627,231
Orange County Health Facilities Authority
(Orlando Health Obligated Group)
5.00%, 10/01/26 (d)	3,000	3,665,370
Overoaks Community Development District
Series 2010A-1
6.125%, 5/01/35 (b)	60	60,604
Series 2010A-2
6.125%, 5/01/35 (b)	165	166,845
Volusia County School Board
(Volusia County School Board COP)
Series 2014B
5.00%, 8/01/26	1,000	1,161,630

		7,681,680

Guam - 0.6%
Guam Department of Education
(Guam Department of Education COP)
Series 2010A
6.00%, 12/01/20	710	720,281
Guam Government Waterworks Authority
Series 2017
5.00%, 7/01/28-7/01/31	4,250	4,936,380
Guam Power Authority
Series 2017A
5.00%, 10/01/25-10/01/27	3,945	4,580,923

		10,237,584

Illinois - 3.8%
Chicago Board of Education
Series 2017C
5.00%, 12/01/23	8,160	8,871,307
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	5,090	5,424,515
Series 2017B
5.00%, 12/15/28	2,000	2,298,580
State of Illinois
Series 2012
5.00%, 3/01/21-8/01/25	13,135	14,148,268
Series 2013
5.50%, 7/01/25	7,435	8,256,122
Series 2014
5.00%, 5/01/24	2,540	2,839,491
Series 2016
5.00%, 2/01/24	4,200	4,676,154
Series 2017A
5.00%, 12/01/24	2,060	2,329,778
Series 2017D
5.00%, 11/01/23-11/01/24	13,005	14,550,971
Series 2018A
5.00%, 10/01/24	2,910	3,281,316

	Principal Amount (000)	U.S. $ Value
Series 2018B
5.00%, 5/01/24	$1,405	$1,572,026
Town of Cortland IL
(Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (b)(e)(f)(g)	1,307	261,400

		68,509,928

Indiana - 0.3%
Indiana Bond Bank
Series 2007A
5.25%, 10/15/21	5,885	6,340,440

Iowa - 0.2%
Iowa Finance Authority
(Iowa Fertilizer Co. LLC)
3.125%, 12/01/22	3,520	3,560,797

Louisiana - 0.0%
Juban Parc Community Development District
Series 2006
5.15%, 10/01/14 (b)(e)(f)(g)	1,155	311,850

Michigan - 1.2%
City of Detroit MI
5.00%, 4/01/29-4/01/32	1,255	1,392,100
City of Detroit MI Sewage Disposal System Revenue
(Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/22	3,055	3,354,268
Michigan Strategic Fund
(Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 12/31/29-6/30/32	14,290	17,396,987

		22,143,355

Missouri - 0.0%
Howard Bend Levee District
XLCA
5.75%, 3/01/25-3/01/27	395	471,517

Nebraska - 0.7%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	12,000	13,477,200

New Jersey - 3.8%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2011G
5.00%, 9/01/21	3,295	3,469,371
Series 2013
5.00%, 3/01/21-3/01/28	3,945	4,197,884
Series 2015X

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/21	$21,185	$22,501,012
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/24-6/15/27	10,000	11,677,450
Series 2018A
5.00%, 6/15/28	11,630	13,701,303
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
Series 2011A
5.00%, 6/15/21	2,195	2,332,648
Series 2012A
5.00%, 6/15/22	1,000	1,090,500
Series 2018A
5.00%, 12/15/30	3,350	3,970,119
AMBAC Series 2005B
5.25%, 12/15/23	4,700	5,371,395

		68,311,682

Ohio - 0.2%
Ohio Air Quality Development Authority
(FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (b)	1,305	1,324,575
Ohio Water Development Authority Water Pollution Control Loan Fund
(FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33 (b)	1,650	1,674,750

		2,999,325

Pennsylvania - 1.0%
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
(Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/23-7/01/24	3,775	4,202,989
Philadelphia Parking Authority (The)
Series 2009
5.00%, 9/01/21	11,405	11,859,489
5.25%, 9/01/23	2,435	2,537,002

		18,599,480

Puerto Rico - 0.5%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	1,390	1,601,030
NATL Series 2007V
5.25%, 7/01/29	255	276,675
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/34-7/01/36	3,095	3,477,079
AGM Series 2007C
5.50%, 7/01/31	1,370	1,611,038
NATL Series 2005L

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/35	$135	$145,078
NATL Series 2007N
5.25%, 7/01/32	275	297,952
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24 (b)	2,035	1,729,648

		9,138,500

South Carolina - 0.4%
Patriots Energy Group Financing Agency
(Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	6,440	7,052,380

Tennessee - 1.3%
Tennergy Corp./TN
(Royal Bank of Canada)
Series 2019A
5.00%, 2/01/50	4,615	5,331,386
Tennessee Energy Acquisition Corp.
(Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	17,375	18,584,648

		23,916,034

Texas - 0.4%
City of Houston TX Airport System Revenue
(United Airlines, Inc.)
Series 2018
5.00%, 7/15/28	1,750	2,077,495
Mission Economic Development Corp.
(Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (c)	4,540	4,858,163

		6,935,658

Washington - 0.6%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	11,085	11,708,310

West Virginia - 0.1%
West Virginia Economic Development Authority
(Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	915	911,871

Total Long-Term Municipal Bonds (cost $1,695,414,475)		1,768,468,329

Short-Term Municipal Notes - 1.4%
New York - 1.4%
New York State Thruway Authority
(New York State Thruway Authority Gen Toll Road)
4.00%, 2/01/20 (cost $25,379,109)	25,260	25,391,857

	Principal Amount (000)	U.S. $ Value
Total Municipal Obligations (cost $1,720,793,584)		$1,793,860,186

GOVERNMENTS - TREASURIES - 0.2%
United States - 0.2%
U.S. Treasury Notes 2.50%, 5/31/20 (h) (cost $3,596,206)	$3,600	3,615,750

Total Investments - 98.7% (cost $1,724,389,790) (i)		1,797,475,936
Other assets less liabilities - 1.3%		23,378,683

Net Assets - 100.0%		$1,820,854,619

CENTRALLY CLEARED INFLATION (CPI) SWAPS
				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC	USD	56,620	6/17/24	1.760%	CPI	#	Maturity	$53,949

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	94,790	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$155,601	$	– 0	–	$155,601
USD	10,250	4/16/34	3 Month LIBOR	2.673%	Quarterly/Semi-Annual	742,327		– 0	–	742,327

						$897,928	$	– 0	–	$897,928

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	169	$(16,897)	$(17,057)	$160
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	560	(55,990)	(72,918)	16,928
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,734	(173,371)	(172,300)	(1,071)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	93	(9,298)	(9,473)	175
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,151	(114,985)	(117,385)	2,400
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,142	(114,181)	(143,255)	29,074
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	37	(3,699)	(4,672)	973
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,503	(150,275)	(144,960)	(5,315)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	216	(21,597)	(28,008)	6,411

						$(660,293)	$(710,028)	$49,735

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,832	9/20/20	2.263%	CPI	#	Maturity	$(23,353)
Barclays Bank PLC	USD	31,666	10/15/20	2.208%	CPI	#	Maturity	(353,226)
Barclays Bank PLC	USD	938	10/15/20	2.210%	CPI	#	Maturity	(10,510)
Citibank, NA	USD	23,030	10/17/20	2.220%	CPI	#	Maturity	(259,991)
JPMorgan Chase Bank, NA	USD	51,457	8/30/20	2.210%	CPI	#	Maturity	(630,108)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	41,810	7/15/24	2.165%	CPI	#	Maturity	$(476,316)

								$(1,753,504)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of June 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency
(ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20	11/13/14	$475,000	$474,216	0.02%
Jefferson County Industrial Development Agency
(ReEnergy Black River LLC)
Series 2014
5.25%, 1/01/24	11/13/14	1,250,000	1,241,125	0.07

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $23,801,240 or 1.3% of net assets.

(d)	When-Issued or delayed delivery security.
(e)	Illiquid security.
(f)	Non-income producing security.
(g)	Defaulted matured security.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,139,692 and gross unrealized depreciation of investments was $(3,805,438), resulting in net unrealized appreciation of $72,334,254.

As of June 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,732,621,996	$35,846,333		$1,768,468,329
Short-Term Municipal Notes		– 0	–	25,391,857	– 0	–	25,391,857
Governments - Treasuries		– 0	–	3,615,750	– 0	–	3,615,750

Total Investments in Securities		– 0	–	1,761,629,603	35,846,333		1,797,475,936
Other Financial Instruments (a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	53,949	– 0	–	53,949
Centrally Cleared Interest Rate Swaps		– 0	–	897,928	– 0	–	897,928
Liabilities:
Credit Default Swaps		– 0	–	(660,293)	– 0	–	(660,293)
Inflation (CPI) Swaps		– 0	–	(1,753,504)	– 0	–	(1,753,504)

Total	$	– 0	–	$1,760,167,683	$35,846,333		$1,796,014,016

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/18	$13,665,288		$13,665,288
Accrued discounts/(premiums)	(82,154)		(82,154)
Realized gain (loss)	(119,405)		(119,405)
Change in unrealized appreciation/depreciation	800,623		800,623
Purchases	22,496,779		22,496,779
Sales	(914,798)		(914,798)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/19	$35,846,333		$35,846,333

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$687,247		$687,247

As of June 30, 2019, all Level 3 securities were priced by third party vendors.